                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Griffith_
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Griffith Baltimore, Md. July 20, 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____119______
Form 13F Information Table Value Total: $_2,225______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5       COL. 6  COLUMN 7         COLUMN 8
-------------------------------       --------   --------  --------   ------------------  ------- --------  ----------------------
                                      TITLE OF               VALUE                        INVSTMT   OTHER
NAME OF ISSUER                          CLASS     CUSIP    (x$1000)                       DSCRETN MANAGERS
                                                                     SHARES/     SH/ PUT/                      VOTING AUTHORITY
                                                                     PRIN.AMT    PRN CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                      COM     002824100    11,316     255,000 SH       SOLE                 255,000
ALZA CORPORATION                         COM     022615108    20,103     340,000 SH       SOLE                 340,000
AMBAC FINANCIAL GROUP, INC.              COM     023139108    20,807     379,600 SH       SOLE                 379,600
AMERICAN HOME PRODUCTS CORP.             COM     026609107    24,969     425,000 SH       SOLE                 425,000
AMERICAN INTEL. GROUP INC.               COM     026874107    59,484     506,250 SH       SOLE                 506,250
AMERICAN TOWER CORP. 5% 2/2010           DEB     029912AE2    10,075 10,000,000  SH       SOLE              10,000,000
ANNUITY AND LIFE RE (HOLDINGS), LTD.     COM     G03910109    17,150     700,000 SH       SOLE                 700,000
ASSOC. FIRST CAPITAL CORP. SER. A        COM     046008108    12,200     546,800 SH       SOLE                 546,800
AVERY DENNISON CORP.                     COM     053611109     4,699      70,000 SH       SOLE                  70,000
AXENT TECHNOLOGIES INC.                  COM     05459C108    11,042     445,000 SH       SOLE                 445,000
AXENT TECHNOLOGIES INC.                  PUT     05459C958       620      25,000      PUT
BMC SOFTWARE INC.                        COM     055607105    10,945     300,000 SH       SOLE                 300,000
BMC SOFTWARE INC.                        PUT     055607955       365      10,000      PUT
BP AMOCO PLC SPN                        ADRS     055662104    15,272     270,000 ADR      SOLE                 270,000
BANK ONE CORP                            COM     06443A103     8,766     330,000 SH       SOLE                 330,000
BANKNORTH GROUP, INC.                    COM     06646L100     7,258     474,000 SH       SOLE                 474,000
BAXTER INTERNATIONAL                     COM     071813109    17,930     255,000 SH       SOLE                 255,000
BELLSOUTH CORP.                          COM     079860102    18,755     440,000 SH       SOLE                 440,000
BLACK & DECKER CORP.                     COM     091797100    11,794     300,000 SH       SOLE                 300,000
BLACK HILLS CORP.                        COM     092113109    12,522     555,000 SH       SOLE                 555,000
CABOT CORP.                              COM     127055101     2,044      75,000 SH       SOLE                  75,000
CALPINE CORP.                            COM     131347106     4,602      70,000 SH       SOLE                  70,000
CALPINE CORP.                           CALL     131347956     1,315      20,000     CALL
CALPINE CAP TRST 5.75% CV HIGH TIDES     PFD     131346207    24,046     202,500 SH       SOLE                 202,500
CANADIAN NATIONAL RAILWAY.               COM     136375102     1,751      60,000 SH       SOLE                  60,000
CANADIAN NATIONAL RAILWAY 5.25% PFD     QUIDS    136375409       675      15,000 SH       SOLE                  15,000
CHIRON CORP.                             COM     170040109    26,125     550,000 SH       SOLE                 550,000
CINERGY CORP.                            COM     172474108     7,631     300,000 SH       SOLE                 300,000
CISCO SYSTEMS, INC.                      COM     17275R102   116,637   1,835,000 SH       SOLE               1,835,000
CISCO SYSTEMS, INC.                     CALL     17275R902     1,907      30,000     CALL
COCA-COLA CO.                            COM     191216100     9,764     170,000 SH       SOLE                 170,000
CORNING, INC.                            COM     219350105   114,538     425,000 SH       SOLE                 425,000
CORNING, INC                            CALL     219350905     2,695      10,000     CALL
DEAN FOODS CO.                           COM     242361103     9,506     300,000 SH          SOLE              300,000
DELPHI AUTOMOTIVE, INC.                  COM     247126105    10,048     690,000 SH          SOLE              690,000
DELPHI AUTOMOTIVE INC.                   PUT     247126955       146      10,000      PUT
DOVER CORP.                              COM     260003108    10,546     260,000 SH          SOLE              260,000
EDWARDS LIFESCIENCES                     COM     28176E108       944      51,000 SH          SOLE               51,000
ELAN CORP. PLC                          ADRS     284131208    34,148     705,000 SH          SOLE              705,000
ELAN CORP. PLC                          CALL     284131703       242       5,000     CALL
ENDESA, S.A.                            ADRS     29258N107     6,825     350,000 SH          SOLE              350,000
ENGELHARD CORP.                          COM     292845104     6,740     395,000 SH          SOLE              395,000
ENRON CORP.                              COM     293561106    32,250     500,000 SH          SOLE              500,000
ERISSON (L.M.) TELEPHONE CO.             COM     294821400    62,667   3,133,333 SH          SOLE            3,133,333
EXXON MOBIL CORP.                        COM     30231G102    12,435     158,418 SH          SOLE              158,418
FEDERAL HOME LOAN MORTGAGE CORP.         COM     313400301    14,580     360,000 SH          SOLE              360,000
FIRST DATA CORP.                         COM     319963104    17,070     343,980 SH          SOLE              343,980
FORT JAMES CORP.                         COM     347471104    16,188     700,000 SH          SOLE              700,000
GENERAL ELECTRIC CO.                     COM     369604103   101,760   1,920,000 SH          SOLE            1,920,000
GLOBAL CROSSING LTD                      COM     G3921A100    16,945     644,000 SH          SOLE              644,000
GLOBAL CROSSING LTD 6.75% CONV           DEB     G3921A134     8,780      40,000 SH          SOLE               40,000
GREENPOINT FINANCIAL CORP.               COM     395384100     8,156     435,000 SH          SOLE              435,000
HEWLETT-PACKARD CO.                      COM     428236103    24,900     200,000 SH          SOLE              200,000
HONEYWELL INTL INC.                     COM     438516106    11,673     346,500 SH          SOLE              346,500
HONEYWELL INTL INC.                     PUT     438516956     1,128      33,500      PUT
HOUSTON IND. INC. 7% CV DUE 7/1/2000    DECS     442161204    11,194      90,000 SH          SOLE               90,000
INTEL CORP.                              COM     458140100    45,454     340,000 SH          SOLE              340,000
INTEL CORP                               PUT     458140950     1,337      10,000      PUT
INTERSTATE BAKERIES CORP.                COM     46072H108     1,932     138,000 SH          SOLE              138,000
INVESTORS FINANCIAL SERV. CORP.          COM     461915100    31,750     800,000 SH          SOLE              800,000
IVEX PACKAGING CORP.                     COM     465855104    10,324     928,000 SH          SOLE              928,000
JOHNSON & JOHNSON                        COM     478160104    18,337     180,000 SH          SOLE              180,000
JOHNSON & JOHNSON                        PUT     478160954     3,056      30,000      PUT
LILLY (ELI) & CO.                        COM     532457108    28,855     290,000 SH          SOLE              290,000
LUCENT TECHNOLOGIES INC.                 COM     549463107    30,153     508,920 SH          SOLE              508,920
MCDONALDS CORP.                         COM     580135101    18,445     560,000 SH          SOLE              560,000
MEAD CORP.                               COM     582834107    10,175     400,000 SH          SOLE              400,000
MEDIAONE GROUP INC.                      COM     58440J104     9,965     150,000 SH          SOLE              150,000
MEADIAONE GROUP, INC. 6.25% DUE 2001    PIES     58440J401     7,645      85,000 SH          SOLE               85,000
MELLON BANK CORP.                        COM     585509102    15,304     420,000 SH          SOLE              420,000
MERCK & CO., INC.                        COM     589331107    22,762     300,000 SH          SOLE              300,000
MOTOROLA, INC.                           COM     620076109    14,113     485,622 SH          SOLE              485,622
MOTOROLA, INC.                          CALL     620076909       872      30,000     CALL
MOTOROLA, INC.                           PUT     620076959       872      30,000      PUT
NATIONAL CITY CORP.                      COM     635405103     2,720     160,000 SH          SOLE              160,000
NEXTEL COMMUNICATIONS, INC.              COM     65332V103    63,635   1,040,000 SH          SOLE            1,040,000
NEXTEL COMMUNICATIONS, INC.             CALL     65332V903     1,836      30,000     CALL
NEXTEL COMM, INC. 5.25%DUE 1/15/2010     DEB     65332VAW3    10,425  10,000,000 SH          SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204    91,885   1,840,000 SH          SOLE            1,840,000
NOKIA CORP. PFD. ADR                    CALL     654902204     1,248      25,000     CALL    SOLE
NORTEL NETWORKS LTD                      COM     656569100   103,182   1,490,000 SH          SOLE            1,490,000
NORTHWESTERN CORP.                       COM     668074107    11,562     500,000 SH          SOLE              500,000
ORACLE CORP                              COM     68389X105    49,597     590,000 SH          SOLE              590,000
ORACLE CORP                             CALL     68389X955     2,101      25,000     CALL
PALL CORP.                               COM     696429307    11,100     600,000 SH          SOLE              600,000
PEPSICO, INC.                            COM     713448108    13,109     295,000 SH          SOLE              295,000
PETROLEUM & RESOURCES CORP.              COM     716549100    44,471   1,210,085 SH          SOLE            1,210,085
PHARMACIA  & UPJOHN INC.                 COM     716941109    19,068     368,900 SH          SOLE              368,900
PROVIDENT BANKSHARES CORP.               COM     743859100     4,307     319,068 SH          SOLE              319,068
QRS CORP.                                COM     74726X105    13,509     550,000 SH          SOLE              550,000
QWEST COMMUNICATIONS INTL. INC.         COM     749121109    37,763     760,000 SH          SOLE              760,000
QWEST COMM. INTL INC 5.75% DUE 2003    TRENDS    74912L105    10,196     125,000 SH          SOLE              125,000
RCN CORP                                 COM     749361101     7,105     280,000 SH          SOLE              280,000
RCN CORP                                 PUT     749361951       254      10,000      PUT
RALSTON PURINA CO. 7% DUE 2000           COM     751227401     5,546     180,000 SH          SOLE              180,000
RYDER SYSTEM INC.                        COM     783549108     8,427     445,000 SH          SOLE              445,000
SBC COMMUNICATIONS INC.                  COM     78387G103    34,079     787,960 SH          SOLE              787,960
SAPIENT CORP                             COM     803062108    61,489     575,000 SH          SOLE              575,000
SAPIENT CORP                            CALL     803062908     1,069      10,000     CALL
SCHLUMBERGER, LTD                        COM     806857108     6,597      88,400 SH          SOLE               88,400
SMITHKLINE BEECHAM PLC                  ADRS     832378301    16,949     260,000 SH          SOLE              260,000
SOLECTRON CORP.                          COM     834182107    83,750   2,000,000 SH          SOLE            2,000,000
SOLECTRON CORP.                         CALL     834182907       419      10,000      PUT
SUN MICROSYSTEMS INC.                    COM                   4,547      50,000 SH          SOLE               50,000
SUN MICROSYSTEMS INC.                    PUT     866810954     8,639      95,000      PUT
TECO ENERGY, INC                         COM     872375100     6,019     300,000 SH          SOLE              300,000
TIFFANY & COMPANY                        COM     886547108    11,813     175,000 SH          SOLE              175,000
TIFFANY & COMPANY                       CALL     886547908       675      10,000     CALL
TIME WARNER TELECOM                      COM     887319101    26,040     404,500 SH          SOLE              404,500
UNITED WATER RESOURCES, INC.             COM     913190104    20,925     600,000 SH          SOLE              600,000
VERTEX PHARM 5% CV DUE 3/2007            DEB     92532FAA8    14,300  10,000,000 SH          SOLE           10,000,000
VODAFONE AIRTOUCH PLC                   ADRS     92857T107    12,003     287,500 SH          SOLE              287,500
WACHOVIA CORP.                           COM     929771103    10,308     190,000 SH          SOLE              190,000
WELLS FARGO & CO.                        COM     949746101    21,313     550,000 SH          SOLE              550,000
WILLIAMS COMMUNICATIONS GROUP INC.       COM     969455104    16,385     493,700 SH          SOLE              493,700
WILLIAMS COMPANIES, INC.                 COM     969457100    20,844     500,000 SH          SOLE              500,000
WILLIAMS COMPANIES, INC.                 PUT     969457950       263       6,300      PUT
WILMINGTON TRUST CORP.                   COM     971807102     8,978     210,000 SH          SOLE              210,000
WORLDCOM INC.                            COM     98157D106    25,231     550,000 SH          SOLE              550,000
                                                           2,194,646

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